UNAUDITED CONDENDSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Cash distributions	[1]	$ 75,833	$ 68,005
Incentive Distribution Rights
Cash distributions		$ 4,100	$ 2,300

[1]	This includes cash distributions to Incentive Distribution Rights ("IDRs") holders for the six months ended June 30, 2015 and 2014 of $4.1 million and $2.3 million, respectively.